OTHER RECEIVABLES (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
ForeignCurrencyLineItems [Line Items]
Withholding social insurance | ¥			¥ 6	¥ 5
Advance to a third party | ¥			493
Input VAT | ¥			597	5,780
Petty cash | ¥				179
Deposit | ¥			21	40
Receivables in relation to the disposal of Double Grow | ¥	[1]		9,377
Others | ¥				123
Total other receivables | ¥			¥ 10,494	¥ 6,127
USD [Member]
ForeignCurrencyLineItems [Line Items]
Withholding social insurance | $		$ 1
Advance to a third party | $		76
Input VAT | $		92
Petty cash | $
Deposit | $		3
Receivables in relation to the disposal of Double Grow | $	[1]	1,441
Others | $
Total other receivables | $		$ 1,613

[1]	The amount represented receivables due from Shanghai Kangzheng Investment Management Co., Ltd. amounting to CNY9.38 million (US$1.44 million) in relation to the disposal of Double Grow on December 29, 2017 as disclosed in Note 3.